Debt - Schedule of Long Term Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total loans and borrowings	$ 270,822
Successor [Member]
Less: unamortized debt issuance costs	(557)
Total loans and borrowings	270,265
Less: current portion of long term debt	(45,093)
Long-term debt, net unamortized debt issuance costs and excluding current installments	225,172
Successor [Member] | Murabaha Credit Facility [Member]
Total loans and borrowings	150,000
Successor [Member] | APICORP Bilateral Term Facility [Member]
Total loans and borrowings	46,875
Successor [Member] | SABB Bilateral Term Facility [Member]
Total loans and borrowings	43,333
Successor [Member] | Term Loan Ahli Bank [Member]
Total loans and borrowings	2,382
Successor [Member] | National Bank of Oman [Member]
Total loans and borrowings	23,333
Successor [Member] | National Bank of Oman [Member]
Total loans and borrowings	$ 4,899
Predecessor [Member]
Less: unamortized debt issuance costs		$ (2,976)
Total loans and borrowings		147,024
Less: current portion of long term debt
Long-term debt, net unamortized debt issuance costs and excluding current installments		147,024
Predecessor [Member] | Murabaha Credit Facility [Member] | NPS Holdings Limited [Member]
Total loans and borrowings		150,000
Predecessor [Member] | APICORP Bilateral Term Facility [Member] | NPS Holdings Limited [Member]
Total loans and borrowings
Predecessor [Member] | SABB Bilateral Term Facility [Member] | NPS Holdings Limited [Member]
Total loans and borrowings
Predecessor [Member] | Term Loan Ahli Bank [Member] | NPS Holdings Limited [Member]
Total loans and borrowings
Predecessor [Member] | National Bank of Oman [Member] | NPS Holdings Limited [Member]
Total loans and borrowings
Predecessor [Member] | National Bank of Oman [Member] | NPS Holdings Limited [Member]
Total loans and borrowings